As filed with the Securities and Exchange Commission on November 26, 2024
Registration Nos. 333-28339; 811-08239

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 149
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 151
☒

ProFunds
(Exact name of Registrant as Specified in Trust Instrument)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)
(240) 497-6400
(Area Code and Telephone Number)

Michael L. Sapir, CEO
ProFund Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
Allison M. Fumai, Esq. Mark D. Perlow, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036	Richard F. Morris ProFund Advisors LLC 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814
Approximate date of Proposed Public Offering:
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b)
☒ On December 28, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 28, 2024 as the new effective date for Post-Effective Amendment No. 135 to the Registration Statement filed on May 3, 2024, for ProFund VP Bitcoin Strategy and ProFund VP Ether Strategy. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 135 to the Registration Statement.

PART C. OTHER INFORMATION
ProFunds
ITEM 28. Exhibits
(a)
Amended and Restated Declaration of Trust of ProFunds, dated as of December 14, 2010 (14)
(b)
Bylaws of ProFunds, dated December 14, 2010 (14)
(c)
Not applicable
(1)
Article 4 (Beneficial Interest) and Article 7 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Declaration of Trust of Registrant (14)
(2)
Article V (Meetings of Shareholders) and Article VI (Shares in the Trust) of the By-laws of Registrant (14)
(d)
(1)
(i)
Amended and Restated Investment Advisory Agreement between ProFunds and ProFund Advisors LLC, dated as of October 28, 1997 and amended most recently March 10, 2005 (the “Investment Advisory Agreement”) (6)
(ii)
Schedule A to the Amended and Restated Investment Advisory Agreement, dated as of September 11, 2023 (36)
(iii)
Investment Advisory and Management Agreement between ProFund Advisors LLC and ProFunds Bitcoin Strategy Portfolio (Cayman Islands subsidiary of Bitcoin Strategy ProFund) dated as of July 12, 2021 (29)
(iv)
Investment Advisory and Management Agreement between ProFund Advisors LLC and ProFunds Cayman Short Bitcoin Strategy Portfolio (Cayman Islands subsidiary of Short Bitcoin Strategy ProFund) dated as of May 4, 2022 (32)
(2)
Amended and Restated Investment Management Agreement between Government Cash Management Portfolio and Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.), dated as of June 1, 2006, and revised as of January 1, 2007, May 14, 2007, August 1, 2007, and May 1, 2016 (22)
(3)
(i)
ProFunds Amended and Restated Expense Limitation Agreement between ProFunds and ProFund Advisors LLC, dated as of January 1, 2004 and amended as of March 10, 2005 and further amended as of June 20, 2006 (9)
(ii)
Schedule A to the ProFunds Amended and Restated Expense Limitation Agreement between ProFunds and ProFund Advisors LLC, dated as of January 1, 2004 and amended as of March 10, 2005 and further amended as of June 20, 2006, effective December 1, 2024 to November 30, 2025 for the Operational Public ProFunds (38)
(iii)
Schedule B to the ProFunds Amended and Restated Expense Limitation Agreement between ProFunds and ProFund Advisors LLC, dated as of January 1, 2004 and amended as of March 10, 2005 and further amended as of June 20, 2006, effective May 1, 2024 to April 30, 2025 for the Operational ProFunds VP (37)
(iv)
ProFunds Expense Limitation Agreement on behalf of the Government Money Market ProFund between ProFunds , and ProFund Advisors LLC, dated as of May 1, 2018 (the “Government Money Market ProFund Expense Limitation Agreement”) (23)
(v)
Schedule A to the Government Money Market ProFund Expense Limitation Agreement, effective May 1, 2024 to April 30, 2025 (37)
(vi)
Money Market Fund Minimum Yield Agreement between ProFunds and ProFund Advisors LLC, dated as of May 1, 2009 (12)
(vii)
Amendment No. 1 to the Money Market Fund Minimum Yield Agreement between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and the ProFund VP Money Market. (13)
(viii)
Amendment No. 2 dated March 10, 2011 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and the ProFund VP Money Market. (14)

(ix)
Amendment No. 3 dated March 14, 2012 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and the ProFund VP Money Market. (15)
(x)
Amendment No. 4 dated March 12, 2013 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and the ProFund VP Money Market. (16)
(xi)
Amendment No. 5 dated March 13, 2014 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and the ProFund VP Money Market. (18)
(xii)
Amendment No. 6 dated March 12, 2015 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and the ProFund VP Money Market. (19)
(xiii)
Amendment No. 7 dated March 9, 2016 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and the ProFund VP Money Market. (20)
(xiv)
Amendment No. 8 dated March 7, 2017 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and ProFund VP Money Market. (22)
(xv)
Amendment No. 9 dated March 8, 2018 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and ProFund VP Money Market. (23)
(xvi)
Amendment No. 10 dated March 5, 2019 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and ProFund VP Money Market (24)
(xvii)
Amendment No. 11 dated March 12, 2020 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and ProFund VP Money Market (26)
(xviii)
Amendment No. 12 dated March 10, 2021 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and ProFund VP Money Market (28)
(xix)
Amendment No. 13 dated March 10, 2022 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and ProFund VP Money Market (31)
(xx)
Amendment No. 14 dated March 14, 2023 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and ProFund VP Money Market (34)
(xxi) Amendment No. 15 dated March 14, 2024 to the Money Market Fund Minimum Yield Agreement dated May 1, 2009 between ProFunds and ProFund Advisors LLC on behalf of the Money Market ProFund and ProFund VP Money Market (37)
(4)
Letter of Agreement between the Trust and Adviser related to Advisory Fee Breakpoints, dated as of January 1, 2008 (36)
(e)
(1)
Distribution Agreement between ProFunds, Access One Trust and ProFunds Distributors, Inc., dated as of September 9, 2013 (17)
(2)
Form of Dealer Agreement for Investor Class Shares (10)
(f)
Not Applicable
(g)
(1)
(i)
Custody Agreement dated November 6, 1997 between UMB Bank, N.A. and ProFunds (8)
(ii)
Appendix B to the Custody Agreement as of April 23, 2021 (27)
(iii)
Amendment dated December 15, 2004 (incorporating a separate agreement between UMB Bank, N.A. and Access One Trust) to Custody Agreement dated November 6, 1997 (24)
(iv)
Schedule A to the Custody Agreement by and between ProFunds and UMB Bank, N.A. (29)
(v)
Amendment dated March 23, 2023 to Custody Agreement dated November 6, 1997 (34)

(2)
Form of Amendment dated August 26, 1999 to Foreign Custody Manager Delegation Agreement dated May 13, 1998 (3)
(h)
(1)
(i)
Transfer Agency Agreement dated January 1, 2007 by and among ProFunds, Access One Trust and BISYS Fund Services Ohio, Inc., (now Citi Fund Services, Inc.) (11)
(ii)
Schedule A to the Transfer Agency Agreement as of April 23, 2021 (27)
(iii)
Amendment to the Transfer Agency Agreement dated March 19, 2009 by and among ProFunds, Access One Trust and Citi Fund Services Ohio, Inc. (formerly known as BISYS Fund Services Ohio, Inc.) and ProFunds Distributors, Inc. (23)
(iv)
Consent to Assignment of Transfer Agency Agreement dated April 1, 2015 by and among ProFunds, Access One Trust, ProFunds Distributors, Inc. and Citi Fund Services Ohio, Inc. (19)
(v)
Amendment No. 3 dated April 1, 2018 to the Transfer Agency Agreement (23)
(vi)
Amendment No. 4 Effective March 1, 2020 to the Transfer Agency Agreement (26)
(vii)
Amendment No. 5 Effective July 26, 2021 to the Transfer Agency Agreement (33)
(viii)
Amendment No. 6 Effective July 26, 2021 to the Transfer Agency Agreement (33)
(ix)
Amendment No. 7 Effective October 4, 2022 to the Transfer Agency Agreement (33)
(2)
(i)
Master Services Agreement between ProFunds and Ultimus Fund Solutions, LLC, dated as of November 1, 2024 (38)
(ii)
Amended and Restated Administrative Services Agreement between Government Cash Management Portfolio and DWS Investment Management Americas, Inc., dated as of January 1, 2020 (portions omitted) (27)
(3)
Legal Administration Services Agreement dated as of November 1, 2024 between Ultimus Fund Solutions, LLC, and ProFunds, ProShares Trust, and Access One Trust (38)
(4)
(i)
Amended and Restated Management Services Agreement between ProFunds and ProFund Advisors LLC, dated as of September 21, 2005 (7)
(ii)
Schedule A, as of September 11, 2023 to the Amended and Restated Management Services Agreement (36)
(6)
Omnibus Fee Agreement dated October 28, 1997 between ProFunds and BISYS Fund Services, LP and BISYS Fund Services, Inc. (10)
(7)
Form of Participation Agreement between an Insurance Company, ProFunds and ProFund Advisors, LLC (2)
(8)
Form of Administrative Services Agreement (2)
(9)
Registration Statement and Indemnity Agreement dated June 17, 2016 between ProFunds, in regard to the Government Money Market ProFund, and the Government Cash Management Portfolio (21)
(10)
(i)
Securities Lending Agency Agreement dated December 18, 2018 between Registrant and BMO Harris Bank, N.A. (25)
(ii)
Consent of Registrant to the Transfer and Assignment of the Securities Lending Agency Agreement between Registrant and BMO Harris Bank, N.A. to Mitsubishi UFJ Trust and Banking Corporation (31)
(11)
(i)
Rule 12d1-4 Fund of Funds Investment Agreement between ProFunds and Northern Lights Funds Trust and Northern Lights Variable Trust, dated as of January 3, 2022 (31)
(ii)
Rule 12d1-4 Fund of Funds Investment Agreement between ProFunds and BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, dated as of January 19, 2022 (31)
(iii)
Rule 12d1-4 Fund of Funds Investment Agreement between ProFunds and Northern Lights Funds Trust III, dated as of January 19, 2022 (31)
(iv)
Rule 12d1-4 Fund of Funds Investment Agreement between ProFunds and Northern Lights Funds Trust, dated as of September 16, 2022 (33)
(i)
(1)
Opinion and Consent of Counsel (39)
(2)
Opinion of Counsel Supporting Tax Matters (30)

(j)
Not Applicable
(k)
Not Applicable
(l)
(1)
Purchase Agreement, dated October 10, 1997, between ProFunds and National Capital Group, Inc.
(m)
(1)
(i)
Distribution Plan of ProFunds, Relating to the Shares of Each of the ProFunds VP Series Set Forth on Schedule A Thereto, dated October 18, 1999 (the “ProFunds Distribution Plan”) (2)
(ii)
Schedule A, dated as of September 11, 2023, to the ProFunds Distribution Plan (36)
(2)
Form of Shareholder Services Agreement for VP Funds of ProFunds (5)
(3)
(i)
Amended and Restated Distribution and Service Plan for Service Class Shares for ProFunds and Access One Trust, dated February 1, 2001, as amended on September 1, 2001, December 16, 2009, September 11, 2012 and September 9, 2013 (17)
(ii)
Schedule A, dated as of September 11, 2023, to the Amended and Restated Distribution and Service Plan (36)
(4)
Distribution and Service Plan for ProFunds for Investor Class Shares, dated September 11, 2023 (36)
(5)
Form of Distribution and Shareholder Services Agreement for FINRA Registered Members of ProFunds Distributors, Inc. (10)
(6)
Form of Shareholder Services Agreement for Non-FINRA Members of ProFunds Distributors, Inc. (10)
(n)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ProFunds (29)
(o)
Not Applicable
(p)
(1)
Combined Code of Ethics of ProShares Trust, the Registrant, ProShare Advisors LLC, ProFund Advisors LLC and ProFunds Distributors, Inc. dated September 1, 2023 (35)
(2)
Code of Ethics of Citi Fund Services, Inc. and Citi Fund Services Ohio, Inc., dated January 1, 2024 (37)
(3)
Code of Ethics – DWS Group (U.S. Registered Entities), dated April 24, 2023 (37)
(q)
(1)
(i)
Power of Attorney of President of Government Cash Management Portfolio (27)
(2)
(i)
Power of Attorney from Michael Wachs, dated December 7, 2015 (26)
(ii)
Power of Attorney from Russell S. Reynolds, III, dated December 7, 2015 (26)
(iii)
Power of Attorney from William D. Fertig, dated December 7, 2015 (26)
(iv)
Power of Attorney from Michael L. Sapir, dated December 7, 2015 (26)
(1)
Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.
(2)
Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.
(3)
Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.
(4)
Previously filed on February 28, 2003 as part of Post-Effective Amendment No. 23 and incorporated by reference herein.
(5)
Previously filed on February 20, 2004 as part of Post-Effective Amendment No. 29 and incorporated by reference herein.
(6)
Previously filed on April 29, 2005 as part of Post-Effective Amendment No. 38 and incorporated by reference herein.
(7)
Previously filed on February 24, 2006 as part of Post-Effective Amendment No. 44 and incorporated by reference herein.
(8)
Previously filed on March 28, 2006 as part of Post-Effective Amendment No. 45 and incorporated by reference herein.
(9)
Previously filed on July 26, 2006 as part of Post-Effective Amendment No. 50 and incorporated by reference herein.
(10)
Previously filed on November 27, 2006 as part of Post-Effective Amendment No. 54 and incorporated by reference herein.
(11)
Previously filed on April 30, 2007 as part of Post-Effective Amendment No. 57 and incorporated by reference herein.
(12)
Previously filed on April 29, 2009 as part of Post-Effective Amendment No. 64 and incorporated by reference herein.
(13)
Previously filed on April 30, 2010 as part of Post-Effective Amendment No. 69 and incorporated by reference herein.
(14)
Previously filed on April 29, 2011 as part of Post-Effective Amendment No. 71 and incorporated by reference herein.
(15)
Previously filed on April 27, 2012 as part of Post-Effective Amendment No. 76 and incorporated by reference herein.
(16)
Previously filed on April 26, 2013 as part of Post-Effective Amendment No. 82 and incorporated by reference herein.
(17)
Previously filed on November 26, 2013 as part of Post-Effective Amendment No. 80 and incorporated by reference herein.
(18)
Previously filed on April 28, 2014 as part of Post-Effective Amendment No. 84 and incorporated by reference herein.
(19)
Previously filed on April 28, 2015 as part of Post-Effective Amendment No. 88 and incorporated by reference herein.
(20)
Previously filed on April 29, 2016 as part of Post-Effective Amendment No. 93 and incorporated by reference herein.
(21)
Previously filed on June 30, 2016 as part of Post-Effective Amendment No. 95 and incorporated by reference herein.
(22)
Previously filed on May 1, 2017 as part of Post-Effective Amendment No. 99 and incorporated by reference herein.
(23)
Previously filed on April 30, 2018 as part of Post-Effective Amendment No. 103 and incorporated by reference herein.
(24)
Previously filed on April 29, 2019 as part of Post-Effective Amendment No. 107 and incorporated by reference herein.

(25)
Previously filed on November 26, 2019 as part of Post-Effective Amendment No. 110 and incorporated by reference herein.
(26)
Previously filed on April 27, 2020 as part of Post-Effective Amendment No. 113 and incorporated by reference herein.
(27)
Previously filed on April 21, 2021 as part of Post-Effective Amendment No. 119 and incorporated by reference herein.
(28)
Previously filed on April 27, 2021 as part of Post-Effective Amendment No. 120 and incorporated by reference herein.
(29)
Previously filed on July 27, 2021 as part of Post-Effective Amendment No. 122 and incorporated by reference herein.
(30)
Previously filed on November 23, 2021 as part of Post-Effective Amendment No. 123 and incorporated by reference herein.
(31)
Previously filed on April 26, 2022 as part of Post-Effective Amendment No. 125 and incorporated by reference herein.
(32)
Previously filed on June 17, 2022 as part of Post-Effective Amendment No. 126 and incorporated by reference herein.
(33)
Previously filed on November 23, 2022 as part of Post-Effective Amendment No. 127 and incorporated by reference herein.
(34)
Previously filed on April 26, 2023 as part of Post-Effective Amendment No. 129 and incorporated by reference herein.
(35)
Previously filed on September 18, 2023 as part of Post-Effective Amendment No. 130 and incorporated by reference herein.
(36)
Previously filed on November 22, 2023 as part of Post-Effective Amendment No. 131 and incorporated by reference herein.
(37)
Previously filed on April 26, 2024 as part of Post-Effective Amendment No. 134 and incorporated by reference herein.
(38)
Previously filed on November 26, 2024 as part of Post-Effective Amendment No. 147 and incorporated by reference herein.
(39)
To be filed by subsequent post-effective amendment.
ITEM 29. Persons Controlled by or Under Common Control With Registrant.
None.
ITEM 30. Indemnification
ProFunds (the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the “Declaration of Trust”), that permits ProFunds to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and by the Investment Company Act of 1940, as amended. The Declaration of Trust of ProFunds provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses they may incur while defending themselves in proceedings brought against them arising out of (i) their service as officers or trustees of the Trust, or else (ii) their service as officers or trustees of another entity, when serving at the request of such other entity. This indemnification is subject to the following conditions:
(a)
no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;
(b)
officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and
(c)
expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.
The Declaration of Trust of ProFunds provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.
ITEM 31. Business and Other Connections of Investment Adviser
ProFund Advisors LLC is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Reference is made to the captions “ProFunds VP Management” and “Fund Management” in the Prospectuses constituting Part A which is incorporated herein by reference and “Management of ProFunds” in the Statement of Additional Information constituting Part B which is incorporated herein by reference. The information as to the directors and officers of ProFund Advisors LLC is set forth in ProFund Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on July 3, 1997 and amended through March 31, 2024.
Information relating to the business and other connections of DWS Investment Management Americas, Inc., which serves as investment adviser to the Government Cash Management Portfolio, in which Government Money Market ProFund, a series of ProFunds, invests substantially all of its assets, and each director, officer or partner of DWS Investment Management Americas, Inc. is hereby incorporated by reference to disclosures in Item 31 of Amendment No. 45 to the Registration Statement of Government Cash Management Portfolio (File No. 811-06073). For additional information, please see the Government Money Market ProFund’s Statement of Additional Information.
ITEM 32. Principal Underwriter
Item 32(a)

The following lists the names of each investment company for which the Trust’s principal underwriter, ProFunds Distributors, Inc., a wholly-owned subsidiary of ProFund Advisors LLC, acts as a principal underwriter:
ProFunds
The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. The Distributor has its main address at 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814.
Item 32(b)
Information about the directors and officers of ProFunds Distributors Inc. (“PDI”) is as follows:
All directors’ and officers’ addresses are 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
Name	Position with PDI
Michael L. Sapir	Director
Louis M. Mayberg	Director
Steven B. Cohen	President
Richard F. Morris	Chief Legal Officer
Victor M. Frye	Secretary and Chief Compliance Officer
Edward J. Karpowicz	Treasurer

Item 32(c)
Not Applicable
ITEM 33. Location of Accounts and Records
All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:
(1)
ProFund Advisors LLC, 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland (records relating to its functions as investment adviser and manager);
(2)
ProFunds Distributors, Inc., 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland (records relating to its function as Distributor);
(3)
Ultimus Fund Solutions, LLC, 2 Eaton Oval, Suite 300, Columbus, Ohio 43219 (official records of the Trust and records produced by Ultimus Fund Solutions, LLC, in its role as administrator and fund accountant);
(4)
FIS Investor Services LLC, 4249 Easton Way, Suite 400 Columbus, OH 43219 (official records of the Trust and records produced by FIS Investor Services LLC, in its role as transfer agent); and
(5)
UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each series of the Trust (records relating to its function as Custodian).
Information relating to the location of accounts and records of DWS Investment Management Americas, Inc., which serves as investment adviser to Government Cash Management Portfolio, in which Government Money Market ProFund, a series of ProFunds, invests substantially all of its assets, is hereby incorporated by reference to disclosures in Item 33 of Amendment No. 45 to the Registration Statement of Government Cash Management Portfolio (File No. 811-06073).
ITEM 34. Management Services
Not Applicable
ITEM 35. Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on November 26, 2024.
ProFunds
By:	/s/ Todd B. Johnson
Todd B. Johnson President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Michael L. Sapir* Michael L. Sapir	Trustee, Chairman	November 26, 2024
/s/ Russell S. Reynolds, III* Russell S. Reynolds, III	Trustee	November 26, 2024
/s/ Michael C. Wachs* Michael C. Wachs	Trustee	November 26, 2024
/s/ William D. Fertig* William D. Fertig	Trustee	November 26, 2024
/s/ Todd B. Johnson Todd B. Johnson	President and Principal Executive Officer	November 26, 2024
/s/ Rebecca Colvin Rebecca Colvin	Treasurer (Principal Financial Officer and Principal Accounting Officer)	November 26, 2024
* By:/s/ Richard F. Morris Richard F. Morris As Attorney-in-fact Date: November 26, 2024